Information on remuneration - Accumulated annual pension entitlements and pension-related costs (Detail) - Board of management [Member]	Dec. 31, 2020 EUR (€)
Information on remuneration [Line Items]
Pension-related costs	€ 1,038,853
F.A. van Houten [Member]
Information on remuneration [Line Items]
Age	60
Accumulated annual pension	€ 329,412
Pension-related costs	€ 592,924
A. Bhattacharya [Member]
Information on remuneration [Line Items]
Age	59
Accumulated annual pension	€ 33,307
Pension-related costs	€ 260,128
M.J. van Ginneken [Member]
Information on remuneration [Line Items]
Age	47
Accumulated annual pension	€ 46,220
Pension-related costs	€ 185,802